Operating costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Labour costs
Wages, salaries and related taxes and benefits	$ (1,040)	$ (1,116)	$ (2,122)	$ (2,218)
Post-employment benefit plans service cost (net of capitalized amounts)	(48)	(48)	(108)	(106)
Other labour costs	(248)	(265)	(494)	(524)
Less:
Capitalized labour	296	324	587	627
Total labour costs	(1,040)	(1,105)	(2,137)	(2,221)
Cost of revenues	(1,808)	(1,836)	(3,683)	(3,790)
Other operating costs	(460)	(480)	(934)	(926)
Total operating costs	$ (3,308)	$ (3,421)	$ (6,754)	$ (6,937)